Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.19%
Alphabet, Inc., Class A(b)	9,391	$25,412,703
Charter Communications, Inc., Class A(b)	17,623	10,456,431
Meta Platforms, Inc., Class A(b)	80,589	25,245,310
		61,114,444
Consumer Discretionary-6.09%
Booking Holdings, Inc.(b)	5,127	12,592,578
Target Corp.	48,157	10,615,248
Tesla, Inc.(b)	23,774	22,269,581
		45,477,407
Consumer Staples-1.40%
Estee Lauder Cos., Inc. (The), Class A	33,606	10,478,015
Energy-2.03%
Schlumberger N.V.	388,195	15,166,779
Financials-9.91%
American Express Co.	68,917	12,392,655
Blackstone, Inc., Class A	81,570	10,764,793
Charles Schwab Corp. (The)	143,772	12,608,804
Coinbase Global, Inc., Class A(b)(c)	37,367	7,105,335
Moody’s Corp.	30,625	10,504,375
MSCI, Inc.	18,492	9,913,931
S&P Global, Inc.	25,709	10,674,891
		73,964,784
Health Care-17.37%
Agilent Technologies, Inc.	72,355	10,080,499
Align Technology, Inc.(b)	17,587	8,704,862
Danaher Corp.	87,597	25,034,347
DexCom, Inc.(b)	19,057	8,203,657
Edwards Lifesciences Corp.(b)	102,559	11,199,443
Eli Lilly and Co.	105,521	25,893,798
IDEXX Laboratories, Inc.(b)	18,558	9,414,473
Intuitive Surgical, Inc.(b)	34,568	9,823,534
IQVIA Holdings, Inc.(b)	44,030	10,782,947
Zoetis, Inc.	52,501	10,489,175
		129,626,735
Industrials-2.92%
Caterpillar, Inc.	58,196	11,729,986
Old Dominion Freight Line, Inc.	33,237	10,035,247
		21,765,233
Information Technology-50.48%
Adobe, Inc.(b)	40,800	21,799,440
Advanced Micro Devices, Inc.(b)(c)	77,221	8,822,499
Amphenol Corp., Class A	139,985	11,141,406
Apple, Inc.	170,671	29,829,877
Applied Materials, Inc.	79,822	11,029,804
Arista Networks, Inc.(b)	91,898	11,423,840
	Shares	Value
Information Technology-(continued)
Cloudflare, Inc., Class A(b)	63,169	$6,089,492
Datadog, Inc., Class A(b)	65,161	9,520,674
EPAM Systems, Inc.(b)	19,178	9,131,413
Fortinet, Inc.(b)	35,604	10,582,933
HubSpot, Inc.(b)	15,036	7,349,597
Intuit, Inc.	41,536	23,062,033
KLA Corp.	28,874	11,239,782
Mastercard, Inc., Class A	85,533	33,048,241
Microsoft Corp.	81,029	25,198,398
Motorola Solutions, Inc.	46,074	10,686,404
NVIDIA Corp.	86,067	21,074,366
NXP Semiconductors N.V. (China)	53,084	10,905,577
PayPal Holdings, Inc.(b)	145,036	24,937,490
QUALCOMM, Inc.	151,498	26,627,288
salesforce.com, inc.(b)	92,581	21,537,118
Visa, Inc., Class A(c)	140,513	31,779,825
		376,817,497
Materials-1.56%
Freeport-McMoRan, Inc.	312,077	11,615,506
Total Common Stocks & Other Equity Interests (Cost $706,900,083)		746,026,400
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $700,616)	700,616	700,616
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $707,600,699)		746,727,016
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	14,181,154	14,181,154
Invesco Private Prime Fund, 0.11%(d)(e)(f)	33,082,742	33,089,358
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,271,771)		47,270,512
TOTAL INVESTMENTS IN SECURITIES-106.38% (Cost $754,872,470)		793,997,528
OTHER ASSETS LESS LIABILITIES-(6.38)%		(47,611,265)
NET ASSETS-100.00%		$746,386,263
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,781	$4,758,963	$(4,214,128)	$-	$-	$700,616	$84
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,428,858	111,807,576	(103,055,280)	-	-	14,181,154	795*
Invesco Private Prime Fund	8,143,287	225,314,638	(200,365,162)	(1,259)	(2,146)	33,089,358	10,682*
Total	$13,727,926	$341,881,177	$(307,634,570)	$(1,259)	$(2,146)	$47,971,128	$11,561

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.52%
AT&T, Inc.	1,101,378	$28,085,139
Comcast Corp., Class A	528,163	26,402,868
		54,488,007
Consumer Discretionary-5.16%
AutoZone, Inc.(b)	6,272	12,458,387
eBay, Inc.	158,622	9,528,424
Ford Motor Co.	570,640	11,583,992
General Motors Co.(b)	182,045	9,599,233
		43,170,036
Consumer Staples-11.72%
PepsiCo, Inc.	165,750	28,760,940
Philip Morris International, Inc.	130,219	13,393,024
Procter & Gamble Co. (The)	184,092	29,537,561
Walmart, Inc.	187,881	26,267,643
		97,959,168
Energy-7.58%
ConocoPhillips	162,547	14,404,915
EOG Resources, Inc.(c)	137,891	15,372,089
Exxon Mobil Corp.	442,294	33,596,652
		63,373,656
Financials-30.44%
American International Group, Inc.	205,349	11,858,905
Bank of America Corp.	587,864	27,124,045
Bank of New York Mellon Corp. (The)	200,813	11,900,178
Berkshire Hathaway, Inc., Class B(b)	95,523	29,900,610
BlackRock, Inc.	12,708	10,457,922
Capital One Financial Corp.	76,310	11,196,966
Chubb Ltd.	61,291	12,091,489
Citigroup, Inc.	174,068	11,335,308
Goldman Sachs Group, Inc. (The)	29,507	10,465,543
MetLife, Inc.	187,070	12,544,914
Morgan Stanley	273,903	28,086,014
PNC Financial Services Group, Inc. (The)	57,261	11,795,193
Prudential Financial, Inc.	108,755	12,133,795
SVB Financial Group(b)	15,731	9,185,331
T. Rowe Price Group, Inc.	56,481	8,722,361
Travelers Cos., Inc. (The)	74,530	12,385,395
Truist Financial Corp.	188,187	11,821,907
U.S. Bancorp	198,265	11,537,040
		254,542,916
Health Care-20.84%
AbbVie, Inc.	235,271	32,206,247
Anthem, Inc.	27,873	12,291,714
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	157,224	$12,225,738
Cigna Corp.	55,262	12,735,681
CVS Health Corp.	125,261	13,341,549
Gilead Sciences, Inc.	166,430	11,430,412
HCA Healthcare, Inc.	48,632	11,674,112
Johnson & Johnson	170,358	29,350,980
Pfizer, Inc.	531,483	28,003,839
Regeneron Pharmaceuticals, Inc.(b)	18,105	11,018,522
		174,278,794
Industrials-5.55%
Emerson Electric Co.	123,809	11,384,238
General Dynamics Corp.	58,651	12,439,877
Johnson Controls International PLC	146,797	10,667,738
Northrop Grumman Corp.	32,090	11,870,091
		46,361,944
Information Technology-10.60%
Cisco Systems, Inc.	498,400	27,745,928
Intel Corp.	546,100	26,660,602
Microchip Technology, Inc.	140,818	10,910,579
Oracle Corp.	287,599	23,341,535
		88,658,644
Utilities-1.50%
Exelon Corp.	216,672	12,556,142
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $744,882,726)		835,389,307
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.39%
Invesco Private Government Fund, 0.02%(d)(e)(f)	977,760	977,760
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,280,984	2,281,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,259,200)		3,259,200
TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $748,141,926)		838,648,507
OTHER ASSETS LESS LIABILITIES-(0.30)%		(2,481,282)
NET ASSETS-100.00%		$836,167,225
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,536	$20,979,127	$(21,016,663)	$-	$-	$-	$114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	12,744,761	(11,767,001)	-	-	977,760	78*
Invesco Private Prime Fund	-	29,737,139	(27,455,015)	-	(684)	2,281,440	979*
Total	$37,536	$63,461,027	$(60,238,679)	$-	$(684)	$3,259,200	$1,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.69%
Alphabet, Inc., Class A(b)	214	$579,099
Alphabet, Inc., Class C(b)	201	545,508
AT&T, Inc.	53,814	1,372,257
Charter Communications, Inc., Class A(b)	2,014	1,194,987
Comcast Corp., Class A	25,370	1,268,246
Meta Platforms, Inc., Class A(b)	3,731	1,168,773
Netflix, Inc.(b)	2,011	858,979
T-Mobile US, Inc.(b)	10,712	1,158,717
Verizon Communications, Inc.	24,491	1,303,656
Walt Disney Co. (The)(b)	8,055	1,151,623
		10,601,845
Consumer Discretionary-10.18%
Amazon.com, Inc.(b)	357	1,067,955
Booking Holdings, Inc.(b)	552	1,355,784
Ford Motor Co.	57,304	1,163,271
General Motors Co.(b)	19,444	1,025,282
Home Depot, Inc. (The)	2,958	1,085,527
Lowe’s Cos., Inc.	4,724	1,121,242
McDonald’s Corp.	4,638	1,203,329
NIKE, Inc., Class B	7,269	1,076,321
Starbucks Corp.	10,535	1,035,801
Target Corp.	5,165	1,138,521
Tesla, Inc.(b)	1,213	1,136,241
		12,409,274
Consumer Staples-11.57%
Altria Group, Inc.	27,260	1,386,989
Coca-Cola Co. (The)	21,844	1,332,702
Colgate-Palmolive Co.	15,470	1,275,502
Costco Wholesale Corp.	2,202	1,112,296
Kraft Heinz Co. (The)	35,990	1,288,442
Mondelez International, Inc., Class A	19,740	1,323,172
PepsiCo, Inc.	7,277	1,262,705
Philip Morris International, Inc.	13,649	1,403,800
Procter & Gamble Co. (The)	7,917	1,270,283
Walgreens Boots Alliance, Inc.	24,828	1,235,441
Walmart, Inc.	8,715	1,218,444
		14,109,776
Energy-3.55%
Chevron Corp.	10,391	1,364,650
ConocoPhillips	16,721	1,481,815
Exxon Mobil Corp.	19,513	1,482,208
		4,328,673
Financials-14.43%
American Express Co.	7,362	1,323,835
American International Group, Inc.	22,601	1,305,208
Bank of America Corp.	27,604	1,273,648
Bank of New York Mellon Corp. (The)	21,662	1,283,690
Berkshire Hathaway, Inc., Class B(b)	4,280	1,339,726
BlackRock, Inc.	1,334	1,097,802
Capital One Financial Corp.	8,206	1,204,066
Citigroup, Inc.	20,250	1,318,680
Goldman Sachs Group, Inc. (The)	3,147	1,116,178
JPMorgan Chase & Co.	7,691	1,142,883
MetLife, Inc.	20,274	1,359,574
Morgan Stanley	12,486	1,280,314
U.S. Bancorp	21,280	1,238,283
Wells Fargo & Co.	24,492	1,317,670
		17,601,557
	Shares	Value
Health Care-15.31%
Abbott Laboratories	9,147	$1,165,877
AbbVie, Inc.	9,802	1,341,796
Amgen, Inc.	5,850	1,328,769
Biogen, Inc.(b)	5,307	1,199,382
Bristol-Myers Squibb Co.	21,804	1,414,861
CVS Health Corp.	12,437	1,324,665
Danaher Corp.	3,875	1,107,436
Eli Lilly and Co.	5,037	1,236,029
Gilead Sciences, Inc.	17,501	1,201,969
Johnson & Johnson	7,425	1,279,253
Medtronic PLC	10,928	1,130,939
Merck & Co., Inc.	16,929	1,379,375
Pfizer, Inc.	23,296	1,227,466
Thermo Fisher Scientific, Inc.	1,914	1,112,608
UnitedHealth Group, Inc.	2,575	1,216,868
		18,667,293
Industrials-12.12%
3M Co.	6,942	1,152,511
Boeing Co. (The)(b)	6,019	1,205,245
Caterpillar, Inc.	6,046	1,218,632
Emerson Electric Co.	13,280	1,221,096
FedEx Corp.	5,011	1,232,004
General Dynamics Corp.	6,022	1,277,266
General Electric Co.	12,673	1,197,345
Honeywell International, Inc.	5,882	1,202,751
Lockheed Martin Corp.	3,569	1,388,805
Raytheon Technologies Corp.	14,261	1,286,200
Union Pacific Corp.	4,950	1,210,522
United Parcel Service, Inc., Class B	5,884	1,189,804
		14,782,181
Information Technology-15.10%
Accenture PLC, Class A	3,253	1,150,196
Adobe, Inc.(b)	1,879	1,003,950
Apple, Inc.	6,850	1,197,243
Broadcom, Inc.	1,954	1,144,809
Cisco Systems, Inc.	20,744	1,154,818
Intel Corp.	24,302	1,186,424
International Business Machines Corp.	9,902	1,322,610
Mastercard, Inc., Class A	3,526	1,362,376
Microsoft Corp.	3,595	1,117,973
NVIDIA Corp.	4,072	997,070
Oracle Corp.	11,986	972,784
PayPal Holdings, Inc.(b)	6,521	1,121,221
QUALCOMM, Inc.	6,684	1,174,780
salesforce.com, inc.(b)	4,621	1,074,983
Texas Instruments, Inc.	6,268	1,125,043
Visa, Inc., Class A(c)	5,763	1,303,418
		18,409,698
Materials-3.03%
Dow, Inc.	22,479	1,342,671
DuPont de Nemours, Inc.	15,357	1,176,346
Linde PLC (United Kingdom)	3,678	1,172,105
		3,691,122
Real Estate-1.90%
American Tower Corp.	4,507	1,133,510
Simon Property Group, Inc.	8,070	1,187,904
		2,321,414
Utilities-4.07%
Duke Energy Corp.	12,114	1,272,697
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	22,798	$1,321,144
NextEra Energy, Inc.	13,616	1,063,682
Southern Co. (The)	18,884	1,312,249
		4,969,772
Total Common Stocks & Other Equity Interests (Cost $101,463,713)		121,892,605
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $26,808)	26,808	26,808
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $101,490,521)		121,919,413
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.91%
Invesco Private Government Fund, 0.02%(d)(e)(f)	333,252	$333,252
Invesco Private Prime Fund, 0.11%(d)(e)(f)	777,432	777,587
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,110,892)		1,110,839
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $102,601,413)		123,030,252
OTHER ASSETS LESS LIABILITIES-(0.88)%		(1,075,792)
NET ASSETS-100.00%		$121,954,460

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,677	$2,192,028	$(2,285,897)	$-	$-	$26,808	$23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	336,810	1,204,283	(1,207,841)	-	-	333,252	17*
Invesco Private Prime Fund	505,216	2,631,070	(2,358,562)	(53)	(84)	777,587	212*
Total	$962,703	$6,027,381	$(5,852,300)	$(53)	$(84)	$1,137,647	$252

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-6.17%
Activision Blizzard, Inc.	180,532	$14,263,833
Alphabet, Inc., Class C(b)	4,732	12,842,506
Fox Corp., Class A(c)	256,319	10,409,115
Meta Platforms, Inc., Class A(b)	44,985	14,092,001
		51,607,455
Consumer Discretionary-10.21%
Best Buy Co., Inc.	93,458	9,278,510
D.R. Horton, Inc.	140,490	12,534,518
Dollar General Corp.	56,290	11,735,339
Lennar Corp., Class A	93,515	8,987,727
Pool Corp.	20,001	9,525,476
PulteGroup, Inc.	224,630	11,835,755
Target Corp.	44,525	9,814,646
Tractor Supply Co.	53,960	11,780,007
		85,491,978
Consumer Staples-3.66%
Campbell Soup Co.	256,532	11,318,192
Estee Lauder Cos., Inc. (The), Class A	26,418	8,236,868
Monster Beverage Corp.(b)	127,832	11,085,591
		30,640,651
Financials-17.96%
Allstate Corp. (The)	92,149	11,119,620
Assurant, Inc.	64,485	9,834,607
Cincinnati Financial Corp.	82,201	9,685,744
Everest Re Group Ltd.	39,679	11,245,029
Franklin Resources, Inc.	363,717	11,628,033
Goldman Sachs Group, Inc. (The)	30,083	10,669,838
MetLife, Inc.	155,807	10,448,417
Moody’s Corp.	24,739	8,485,477
Morgan Stanley	109,604	11,238,794
Progressive Corp. (The)	141,536	15,379,302
Raymond James Financial, Inc.	111,844	11,840,924
S&P Global, Inc.	20,563	8,538,169
SVB Financial Group(b)	21,472	12,537,501
T. Rowe Price Group, Inc.(c)	49,894	7,705,130
		150,356,585
Health Care-29.17%
Amgen, Inc.	57,189	12,989,909
Anthem, Inc.	24,959	11,006,669
Biogen, Inc.(b)	48,691	11,004,166
Bio-Rad Laboratories, Inc., Class A(b)	15,356	9,209,454
Cardinal Health, Inc.	208,657	10,760,441
Cigna Corp.	73,778	17,002,878
Cooper Cos., Inc. (The)	27,486	10,947,674
DaVita, Inc.(b)	125,521	13,602,711
Humana, Inc.	27,429	10,765,883
IDEXX Laboratories, Inc.(b)	18,227	9,246,557
Johnson & Johnson	67,142	11,567,895
Laboratory Corp. of America Holdings(b)	35,828	9,722,286
Merck & Co., Inc.	144,916	11,807,756
PerkinElmer, Inc.	70,820	12,193,079
Quest Diagnostics, Inc.	61,904	8,358,278
Regeneron Pharmaceuticals, Inc.(b)	17,593	10,706,924
Thermo Fisher Scientific, Inc.	20,067	11,664,947
UnitedHealth Group, Inc.	20,324	9,604,513
Vertex Pharmaceuticals, Inc.(b)	87,472	21,260,070
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	38,117	$12,202,014
Zoetis, Inc.	43,083	8,607,553
		244,231,657
Industrials-12.26%
Copart, Inc.(b)	77,948	10,074,779
Deere & Co.	26,565	9,999,066
Expeditors International of Washington, Inc.	92,732	10,615,959
Fastenal Co.	150,506	8,530,680
Huntington Ingalls Industries, Inc.	57,924	10,843,373
J.B. Hunt Transport Services, Inc.	49,082	9,450,248
Leidos Holdings, Inc.	107,979	9,658,722
Lockheed Martin Corp.	33,282	12,951,025
Northrop Grumman Corp.	29,876	11,051,132
United Rentals, Inc.(b)	29,674	9,499,241
		102,674,225
Information Technology-20.56%
Adobe, Inc.(b)	23,236	12,414,995
Apple, Inc.	73,838	12,905,406
Applied Materials, Inc.	78,158	10,799,872
Arista Networks, Inc.(b)	79,134	9,837,147
CDW Corp.	51,493	9,734,752
Cisco Systems, Inc.	203,323	11,318,991
Fortinet, Inc.(b)	55,290	16,434,400
Intel Corp.	215,318	10,511,825
KLA Corp.	33,982	13,228,173
Lam Research Corp.	16,477	9,720,112
Mastercard, Inc., Class A	28,612	11,055,104
Microsoft Corp.	39,860	12,395,663
NetApp, Inc.	124,007	10,727,846
Skyworks Solutions, Inc.	70,101	10,271,198
Teradyne, Inc.	91,772	10,776,786
		172,132,270
Total Common Stocks & Other Equity Interests (Cost $821,695,519)		837,134,821
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $171,097)	171,097	171,097
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $821,866,616)		837,305,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,657,594	2,657,594
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,199,813	6,201,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,858,731)		8,858,646
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $830,725,347)		846,164,564
OTHER ASSETS LESS LIABILITIES-(1.07)%		(8,987,267)
NET ASSETS-100.00%		$837,177,297
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,539	$4,285,166	$(4,289,608)	$-	$-	$171,097	$49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	65,492,771	(62,835,177)	-	-	2,657,594	502*
Invesco Private Prime Fund	-	144,675,261	(138,470,997)	(85)	(3,127)	6,201,052	6,556*
Total	$175,539	$214,453,198	$(205,595,782)	$(85)	$(3,127)	$9,029,743	$7,107

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.88%
DISH Network Corp., Class A(b)	21,891	$687,377
Interpublic Group of Cos., Inc. (The)	7,555	268,505
News Corp., Class A	17,056	379,326
		1,335,208
Consumer Discretionary-10.67%
Advance Auto Parts, Inc.	1,129	261,375
Bath & Body Works, Inc.	3,362	188,507
CarMax, Inc.(b)	2,304	256,136
eBay, Inc.	6,230	374,236
Ford Motor Co.	24,734	502,100
General Motors Co.(b)	11,369	599,487
Genuine Parts Co.	2,134	284,313
Lennar Corp., Class A	4,842	465,365
LKQ Corp.	5,905	324,125
Mohawk Industries, Inc.(b)	3,117	492,081
Newell Brands, Inc.	19,149	444,448
Ralph Lauren Corp.	2,290	253,824
Tapestry, Inc.	6,997	265,536
Target Corp.	1,075	236,962
		4,948,495
Consumer Staples-3.13%
Archer-Daniels-Midland Co.	10,920	819,000
Tyson Foods, Inc., Class A	6,971	633,594
		1,452,594
Energy-11.32%
Baker Hughes Co., Class A	15,843	434,732
Chevron Corp.	3,089	405,678
ConocoPhillips	4,040	358,025
Diamondback Energy, Inc.	2,251	283,986
EOG Resources, Inc.	3,178	354,283
Exxon Mobil Corp.	4,480	340,301
Kinder Morgan, Inc.	25,733	446,725
Marathon Oil Corp.	18,785	365,744
Marathon Petroleum Corp.	14,077	1,010,025
Pioneer Natural Resources Co.	1,489	325,927
Schlumberger N.V.	8,189	319,944
Valero Energy Corp.	7,299	605,598
		5,250,968
Financials-47.28%
Aflac, Inc.	10,523	661,055
Allstate Corp. (The)	6,262	755,636
American International Group, Inc.	12,800	739,200
Assurant, Inc.	4,336	661,283
Bank of America Corp.	8,571	395,466
Bank of New York Mellon Corp. (The)	7,866	466,139
Berkshire Hathaway, Inc., Class B(b)	1,963	614,458
Capital One Financial Corp.	4,512	662,046
Chubb Ltd.	2,751	542,717
Cincinnati Financial Corp.	4,563	537,658
Citigroup, Inc.	11,158	726,609
Citizens Financial Group, Inc.	11,669	600,603
Comerica, Inc.	5,167	479,394
Discover Financial Services	4,154	480,825
Everest Re Group Ltd.	2,437	690,646
Fifth Third Bancorp	9,417	420,281
Franklin Resources, Inc.	14,850	474,754
Goldman Sachs Group, Inc. (The)	1,489	528,119
Hartford Financial Services Group, Inc. (The)	8,101	582,219
Invesco Ltd.(c)	26,407	598,383
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	2,437	$362,138
KeyCorp	21,596	541,196
Lincoln National Corp.	10,941	765,651
Loews Corp.	12,135	723,974
MetLife, Inc.	11,837	793,789
Morgan Stanley	3,767	386,268
Northern Trust Corp.	2,305	268,855
PNC Financial Services Group, Inc. (The)	1,530	315,165
Principal Financial Group, Inc.	7,759	566,873
Prudential Financial, Inc.	8,443	941,985
Raymond James Financial, Inc.	2,942	311,470
Regions Financial Corp.	22,570	517,756
State Street Corp.	4,691	443,299
Synchrony Financial	11,018	469,257
Travelers Cos., Inc. (The)	3,716	617,525
Truist Financial Corp.	6,886	432,579
U.S. Bancorp	6,782	394,645
W.R. Berkley Corp.	4,802	405,769
Wells Fargo & Co.	10,001	538,054
Zions Bancorporation N.A.	7,681	520,925
		21,934,664
Health Care-5.82%
Anthem, Inc.	1,011	445,841
Bio-Rad Laboratories, Inc., Class A(b)	689	413,214
Cooper Cos., Inc. (The)	1,052	419,012
CVS Health Corp.	7,296	777,097
HCA Healthcare, Inc.	1,179	283,019
Laboratory Corp. of America Holdings(b)	1,337	362,808
		2,700,991
Industrials-5.70%
Expeditors International of Washington, Inc.	2,024	231,708
General Dynamics Corp.	1,575	334,058
Jacobs Engineering Group, Inc.	1,780	231,720
L3Harris Technologies, Inc.	1,232	257,845
Nielsen Holdings PLC	24,282	457,959
Quanta Services, Inc.	2,245	230,606
Raytheon Technologies Corp.	3,467	312,689
Snap-on, Inc.	1,416	294,882
Textron, Inc.	4,337	295,176
		2,646,643
Information Technology-2.87%
Arista Networks, Inc.(b)	2,494	310,029
Hewlett Packard Enterprise Co.	39,138	639,124
HP, Inc.	10,387	381,514
		1,330,667
Materials-7.16%
Celanese Corp.	2,784	433,497
Corteva, Inc.	7,992	384,255
Eastman Chemical Co.	2,572	305,888
Freeport-McMoRan, Inc.	6,800	253,096
LyondellBasell Industries N.V., Class A	7,233	699,648
Mosaic Co. (The)	17,821	711,949
Nucor Corp.	5,275	534,885
		3,323,218
Real Estate-2.22%
CBRE Group, Inc., Class A(b)	2,751	278,786
Kimco Realty Corp.	16,967	411,620
Weyerhaeuser Co.	8,359	337,954
		1,028,360
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-0.83%
Exelon Corp.	6,669	$386,469
Total Common Stocks & Other Equity Interests (Cost $42,197,686)		46,338,277
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $93,640)	93,640	93,640
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $42,291,326)		46,431,917
OTHER ASSETS LESS LIABILITIES-(0.08)%		(36,768)
NET ASSETS-100.00%		$46,395,149
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$-	$721,683	$(65,271)	$(53,530)	$(4,499)	$598,383	$5,138
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	105,738	864,951	(877,049)	-	-	93,640	16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	898,575	(898,575)	-	-	-	1*
Invesco Private Prime Fund	352,406	1,443,057	(1,795,461)	-	(2)	-	20*
Total	$458,144	$3,928,266	$(3,636,356)	$(53,530)	$(4,501)	$692,023	$5,175

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.44%
Ziff Davis, Inc.(b)(c)	115,771	$12,162,901
Consumer Discretionary-22.09%
Adient PLC(b)	122,890	5,157,693
American Eagle Outfitters, Inc.(c)	426,735	9,742,360
AutoNation, Inc.(b)(c)	83,286	9,078,174
Boyd Gaming Corp.(b)(c)	136,535	8,118,371
Capri Holdings Ltd.(b)(c)	404,835	24,318,438
Crocs, Inc.(b)	173,274	17,781,378
Deckers Outdoor Corp.(b)	36,030	11,537,887
Dick’s Sporting Goods, Inc.(c)	100,321	11,577,043
Five Below, Inc.(b)(c)	60,364	9,899,696
GameStop Corp., Class A(b)(c)	172,728	18,815,261
Graham Holdings Co., Class B	4,966	2,955,366
Kohl’s Corp.(c)	214,935	12,833,769
Mattel, Inc.(b)(c)	504,716	10,558,659
RH(b)(c)	22,825	9,194,367
Scientific Games Corp.(b)	173,836	10,030,337
Six Flags Entertainment Corp.(b)	94,481	3,731,055
Tempur Sealy International, Inc.	273,175	10,875,097
		186,204,951
Consumer Staples-2.06%
Darling Ingredients, Inc.(b)	272,647	17,386,699
Energy-2.17%
Targa Resources Corp.	309,763	18,300,798
Financials-18.66%
Affiliated Managers Group, Inc.	71,026	10,384,711
American Financial Group, Inc.	140,208	18,266,298
East West Bancorp, Inc.	179,570	15,504,074
Evercore, Inc., Class A	88,743	11,076,901
Hancock Whitney Corp.	120,630	6,359,614
Janus Henderson Group PLC(c)	245,935	9,075,001
Jefferies Financial Group, Inc.	335,260	12,283,926
Navient Corp.	356,592	6,215,399
Old Republic International Corp.	325,729	8,348,434
PacWest Bancorp	137,672	6,392,111
Pinnacle Financial Partners, Inc.	118,767	11,485,957
SLM Corp.(c)	806,786	14,796,455
Stifel Financial Corp.	164,839	12,346,441
Synovus Financial Corp.	188,660	9,387,722
UMB Financial Corp.	54,117	5,327,819
		157,250,863
Health Care-4.18%
Acadia Healthcare Co., Inc.(b)	121,950	6,420,667
Envista Holdings Corp.(b)(c)	244,844	10,587,055
Globus Medical, Inc., Class A(b)	91,454	6,102,725
Tenet Healthcare Corp.(b)	163,958	12,152,567
		35,263,014
Industrials-24.41%
AECOM	183,503	12,685,562
AGCO Corp.	93,632	10,973,670
Avis Budget Group, Inc.(b)	80,826	14,239,925
Axon Enterprise, Inc.(b)(c)	86,368	12,085,474
Carlisle Cos., Inc.	72,968	16,303,970
EMCOR Group, Inc.	67,999	8,106,161
Graco, Inc.	196,435	14,253,324
ITT, Inc.	106,553	9,794,352
KBR, Inc.	160,584	6,969,346
Lincoln Electric Holdings, Inc.	71,029	9,080,347
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	64,355	$6,748,909
MasTec, Inc.(b)(c)	113,999	9,818,734
Middleby Corp. (The)(b)	92,502	17,131,370
nVent Electric PLC	199,538	6,902,020
Ryder System, Inc.	90,095	6,594,053
Saia, Inc.(b)	33,004	9,382,377
Terex Corp.	109,963	4,587,656
Toro Co. (The)	155,581	15,026,013
Valmont Industries, Inc.	34,222	7,434,045
XPO Logistics, Inc.(b)	115,434	7,638,268
		205,755,576
Information Technology-4.68%
Arrow Electronics, Inc.(b)	92,894	11,518,856
Cerence, Inc.(b)(c)	45,949	2,917,302
CommVault Systems, Inc.(b)	51,383	3,466,297
NCR Corp.(b)	200,838	7,643,894
Synaptics, Inc.(b)	36,572	7,692,920
TD SYNNEX Corp.	58,999	6,169,526
		39,408,795
Materials-10.73%
Avient Corp.	122,066	6,075,225
Cleveland-Cliffs, Inc.(b)(c)	1,262,799	21,644,375
Eagle Materials, Inc.	49,780	7,260,413
Olin Corp.	401,078	20,322,622
Sensient Technologies Corp.	54,939	4,655,531
Steel Dynamics, Inc.	344,543	19,129,027
United States Steel Corp.(c)	549,061	11,376,544
		90,463,737
Real Estate-9.58%
Brixmor Property Group, Inc.	341,596	8,662,875
Camden Property Trust	154,071	24,665,226
Jones Lang LaSalle, Inc.(b)	78,485	19,683,253
Life Storage, Inc.	146,523	19,773,279
National Storage Affiliates Trust	128,746	7,925,604
		80,710,237
Total Common Stocks & Other Equity Interests (Cost $858,507,392)		842,907,571
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $212,974)	212,974	212,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $858,720,366)		843,120,545
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.27%
Invesco Private Government Fund, 0.02%(d)(e)(f)	36,077,034	36,077,034
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	84,162,914	$84,179,744
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,257,253)		120,256,778
TOTAL INVESTMENTS IN SECURITIES-114.29% (Cost $978,977,619)		963,377,323
OTHER ASSETS LESS LIABILITIES-(14.29)%		(120,458,784)
NET ASSETS-100.00%		$842,918,539
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$335,811	$16,851,595	$(16,974,432)	$-	$-	$212,974	$158
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,117,059	246,270,895	(257,310,920)	-	-	36,077,034	5,176*
Invesco Private Prime Fund	70,675,590	484,568,352	(471,050,239)	(476)	(13,483)	84,179,744	71,948*
Total	$118,128,460	$747,690,842	$(745,335,591)	$(476)	$(13,483)	$120,469,752	$77,282

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communication Services-0.99%
World Wrestling Entertainment, Inc., Class A(b)	26,562	$1,326,507
Yelp, Inc.(c)	53,306	1,841,189
		3,167,696
Consumer Discretionary-23.15%
American Eagle Outfitters, Inc.(b)	81,455	1,859,618
AutoNation, Inc.(c)	27,975	3,049,275
Brunswick Corp.	43,370	3,937,562
Carter’s, Inc.	28,816	2,683,346
Columbia Sportswear Co.	19,222	1,785,147
Crocs, Inc.(c)	39,212	4,023,935
Deckers Outdoor Corp.(c)	22,699	7,268,901
Dick’s Sporting Goods, Inc.(b)	49,236	5,681,834
Foot Locker, Inc.	58,720	2,623,610
GameStop Corp., Class A(b)(c)	40,328	4,392,929
Gentex Corp.	143,065	4,492,241
Mattel, Inc.(c)	205,988	4,309,269
Polaris, Inc.(b)	45,317	5,102,241
Tri Pointe Homes, Inc.(c)	55,687	1,325,907
Victoria’s Secret & Co.(b)(c)	70,860	3,956,114
Williams-Sonoma, Inc.(b)	71,281	11,443,452
YETI Holdings, Inc.(b)(c)	93,139	6,108,056
		74,043,437
Consumer Staples-0.41%
Nu Skin Enterprises, Inc., Class A(b)	27,238	1,312,599
Energy-1.10%
NOV, Inc.	215,015	3,530,546
Financials-31.39%
American Financial Group, Inc.	39,962	5,206,249
Associated Banc-Corp.	94,318	2,254,200
Bank OZK	66,009	3,092,522
Cadence Bank	111,100	3,462,987
Cathay General Bancorp	67,361	3,042,023
Commerce Bancshares, Inc.	66,386	4,574,659
Cullen/Frost Bankers, Inc.	45,433	6,406,507
East West Bancorp, Inc.	105,366	9,097,300
F.N.B. Corp.	195,494	2,525,782
Federated Hermes, Inc., Class B	48,515	1,606,332
Hancock Whitney Corp.	47,780	2,518,962
Home BancShares, Inc.	103,722	2,443,690
International Bancshares Corp.	44,495	1,870,125
Janus Henderson Group PLC	120,293	4,438,812
Old Republic International Corp.	150,655	3,861,288
PacWest Bancorp	103,412	4,801,419
Pinnacle Financial Partners, Inc.	50,096	4,844,784
PROG Holdings, Inc.(b)(c)	62,805	2,500,267
Prosperity Bancshares, Inc.	65,376	4,788,792
SEI Investments Co.	59,483	3,486,299
Stifel Financial Corp.	63,360	4,745,664
Synovus Financial Corp.	123,807	6,160,636
Umpqua Holdings Corp.	193,110	3,916,271
United Bankshares, Inc.	95,971	3,390,655
Washington Federal, Inc.	51,541	1,804,966
Webster Financial Corp.	62,644	3,558,806
		100,399,997
Health Care-8.58%
Chemed Corp.	10,315	4,836,807
Halozyme Therapeutics, Inc.(c)	98,940	3,424,313
LHC Group, Inc.(c)	17,076	2,119,132
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(c)	14,937	$2,650,720
Molina Healthcare, Inc.(c)	49,585	14,403,451
		27,434,423
Industrials-13.41%
AGCO Corp.	33,879	3,970,619
EMCOR Group, Inc.	36,044	4,296,805
ITT, Inc.	44,630	4,102,390
Landstar System, Inc.	22,229	3,556,640
Lincoln Electric Holdings, Inc.	35,369	4,521,573
ManpowerGroup, Inc.	34,534	3,621,580
MasTec, Inc.(b)(c)	29,600	2,549,448
Oshkosh Corp.	38,144	4,341,169
Owens Corning	57,629	5,111,692
Watsco, Inc.	18,993	5,366,662
Werner Enterprises, Inc.	32,502	1,449,264
		42,887,842
Information Technology-12.78%
Arrow Electronics, Inc.(c)	38,087	4,722,788
CDK Global, Inc.	85,250	3,663,192
Cognex Corp.	118,619	7,883,419
CommVault Systems, Inc.(c)	38,583	2,602,809
Manhattan Associates, Inc.(c)	57,892	7,750,002
Silicon Laboratories, Inc.(c)	28,494	4,706,924
SunPower Corp.(b)(c)	75,090	1,260,010
Universal Display Corp.	36,355	5,580,856
Vontier Corp.	96,033	2,699,488
		40,869,488
Materials-7.06%
Eagle Materials, Inc.	24,964	3,640,999
Louisiana-Pacific Corp.	89,297	5,932,893
Olin Corp.	81,292	4,119,066
Reliance Steel & Aluminum Co.	34,968	5,345,908
United States Steel Corp.	172,023	3,564,316
		22,603,182
Real Estate-1.18%
PotlatchDeltic Corp.	36,714	1,974,846
PS Business Parks, Inc.	10,729	1,791,314
		3,766,160
Total Common Stocks & Other Equity Interests (Cost $316,782,084)		320,015,370
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $170,590)	170,590	170,590
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $316,952,674)		320,185,960
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.57%
Invesco Private Government Fund, 0.02%(d)(e)(f)	12,059,127	12,059,127
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	28,132,338	$28,137,963
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,197,432)		40,197,090
TOTAL INVESTMENTS IN SECURITIES-112.67% (Cost $357,150,106)		360,383,050
OTHER ASSETS LESS LIABILITIES-(12.67)%		(40,533,134)
NET ASSETS-100.00%		$319,849,916
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$219,555	$13,510,991	$(13,559,956)	$-	$-	$170,590	$93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,641,804	69,075,664	(59,658,341)	-	-	12,059,127	567*
Invesco Private Prime Fund	4,359,623	130,576,178	(106,795,871)	(342)	(1,625)	28,137,963	7,561*
Total	$7,220,982	$213,162,833	$(180,014,168)	$(342)	$(1,625)	$40,367,680	$8,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.20%
TEGNA, Inc.	134,230	$2,598,693
Consumer Discretionary-16.89%
Adient PLC(b)	111,109	4,663,245
American Eagle Outfitters, Inc.(c)	63,651	1,453,152
AutoNation, Inc.(b)	28,782	3,137,238
Callaway Golf Co.(b)(c)	85,971	2,051,268
Dana, Inc.	162,447	3,518,602
Dick’s Sporting Goods, Inc.(c)	21,083	2,432,978
Goodyear Tire & Rubber Co. (The)(b)	184,291	3,820,352
Graham Holdings Co., Class B	7,575	4,508,034
Kohl’s Corp.	73,880	4,411,375
Lear Corp.(c)	14,525	2,430,323
Mattel, Inc.(b)	81,186	1,698,411
Nordstrom, Inc.(b)(c)	110,247	2,480,558
		36,605,536
Consumer Staples-1.73%
BJ’s Wholesale Club Holdings, Inc.(b)	26,689	1,640,573
Pilgrim’s Pride Corp.(b)	75,657	2,116,126
		3,756,699
Energy-0.74%
Antero Midstream Corp.	161,887	1,610,776
Financials-35.28%
American Financial Group, Inc.	23,175	3,019,239
Associated Banc-Corp.	140,581	3,359,886
Bank OZK	51,231	2,400,172
Cathay General Bancorp	51,212	2,312,734
East West Bancorp, Inc.	20,727	1,789,569
Evercore, Inc., Class A	12,889	1,608,805
First American Financial Corp.	44,441	3,311,299
First Horizon Corp.	167,504	2,865,993
FirstCash Holdings, Inc.	26,476	1,845,377
Hancock Whitney Corp.	53,047	2,796,638
Home BancShares, Inc.	84,138	1,982,291
Janus Henderson Group PLC	52,411	1,933,966
Jefferies Financial Group, Inc.	107,041	3,921,982
Mercury General Corp.	69,741	3,812,043
MGIC Investment Corp.	217,453	3,300,937
Navient Corp.	184,305	3,212,436
New York Community Bancorp, Inc.	257,077	2,997,518
Old Republic International Corp.	175,365	4,494,605
PacWest Bancorp	54,442	2,527,742
Pinnacle Financial Partners, Inc.	19,525	1,888,263
Selective Insurance Group, Inc.	29,827	2,353,350
SLM Corp.	145,109	2,661,299
Stifel Financial Corp.	29,885	2,238,387
Synovus Financial Corp.	49,591	2,467,648
UMB Financial Corp.	19,733	1,942,714
Valley National Bancorp	166,896	2,323,192
Washington Federal, Inc.	69,285	2,426,361
Webster Financial Corp.	35,923	2,040,786
Wintrust Financial Corp.	26,976	2,645,536
		76,480,768
Health Care-3.12%
Envista Holdings Corp.(b)(c)	44,471	1,922,926
Molina Healthcare, Inc.(b)	5,541	1,609,550
Tenet Healthcare Corp.(b)	43,445	3,220,143
		6,752,619
	Shares	Value
Industrials-14.14%
AGCO Corp.	20,367	$2,387,012
Builders FirstSource, Inc.(b)(c)	35,855	2,437,782
CACI International, Inc., Class A(b)	7,792	1,928,208
EMCOR Group, Inc.	16,666	1,986,754
Knight-Swift Transportation Holdings, Inc.	35,496	2,008,364
ManpowerGroup, Inc.	40,008	4,195,639
MasTec, Inc.(b)(c)	20,007	1,723,203
Oshkosh Corp.	18,483	2,103,550
Owens Corning	26,639	2,362,879
Ryder System, Inc.	40,549	2,967,781
Terex Corp.	44,507	1,856,832
Univar Solutions, Inc.(b)	104,665	2,773,623
XPO Logistics, Inc.(b)	29,009	1,919,526
		30,651,153
Information Technology-12.28%
Alliance Data Systems Corp.	53,579	3,699,094
Amkor Technology, Inc.	109,217	2,404,958
Arrow Electronics, Inc.(b)	34,386	4,263,864
Avnet, Inc.	131,408	5,303,627
Jabil, Inc.	54,664	3,361,290
Silicon Laboratories, Inc.(b)	12,115	2,001,277
TD SYNNEX Corp.	35,202	3,681,073
ViaSat, Inc.(b)(c)	43,114	1,897,878
		26,613,061
Materials-12.49%
Avient Corp.	30,838	1,534,807
Cleveland-Cliffs, Inc.(b)(c)	181,794	3,115,949
Commercial Metals Co.	103,880	3,473,747
Greif, Inc., Class A	50,564	2,991,366
Louisiana-Pacific Corp.	36,622	2,433,166
Olin Corp.	36,875	1,868,456
Reliance Steel & Aluminum Co.	19,919	3,045,217
Steel Dynamics, Inc.	56,431	3,133,049
United States Steel Corp.(c)	263,790	5,465,729
		27,061,486
Real Estate-0.90%
Jones Lang LaSalle, Inc.(b)	7,804	1,957,165
Utilities-1.16%
MDU Resources Group, Inc.	85,587	2,513,690
Total Common Stocks & Other Equity Interests (Cost $213,910,386)		216,601,646
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $256,708)	256,708	256,708
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $214,167,094)		216,858,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.76%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,972,258	4,972,258
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,843,167	$11,845,535
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,818,212)		16,817,793
TOTAL INVESTMENTS IN SECURITIES-107.81% (Cost $230,985,306)		233,676,147
OTHER ASSETS LESS LIABILITIES-(7.81)%		(16,921,861)
NET ASSETS-100.00%		$216,754,286
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,443	$3,417,955	$(3,294,690)	$-	$-	$256,708	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,914,868	53,086,327	(50,028,937)	-	-	4,972,258	441*
Invesco Private Prime Fund	2,872,302	101,621,117	(92,646,838)	(419)	(627)	11,845,535	6,003*
Total	$4,920,613	$158,125,399	$(145,970,465)	$(419)	$(627)	$17,074,501	$6,481

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communication Services-0.32%
Gannett Co., Inc.(b)	100,751	$489,650
Consumer Discretionary-19.17%
Abercrombie & Fitch Co., Class A(b)	73,495	2,866,305
Barnes & Noble Education, Inc.(b)	30,068	181,009
Bloomin’ Brands, Inc.(b)(c)	44,004	894,601
Boot Barn Holdings, Inc.(b)	35,269	3,243,690
Buckle, Inc. (The)(c)	23,866	898,316
Caleres, Inc.	35,525	851,890
Chico’s FAS, Inc.(b)	105,913	498,850
Children’s Place, Inc. (The)(b)(c)	10,234	724,056
Ethan Allen Interiors, Inc.	12,628	318,352
Genesco, Inc.(b)(c)	12,523	805,605
Gentherm, Inc.(b)	21,406	1,870,670
G-III Apparel Group Ltd.(b)	31,196	847,595
Haverty Furniture Cos., Inc., (Acquired 03/19/2021 - 01/31/2022; Cost $504,354)(c)(d)	13,973	412,483
Hibbett, Inc.(c)	17,193	1,059,948
Kontoor Brands, Inc.(c)	46,461	2,290,063
Liquidity Services, Inc.(b)	19,118	363,816
Movado Group, Inc.	15,078	558,941
Red Robin Gourmet Burgers, Inc.(b)	9,211	135,862
Rent-A-Center, Inc.(c)	31,691	1,335,776
Ruth’s Hospitality Group, Inc.(b)	24,966	500,069
Shoe Carnival, Inc.	14,748	503,792
Signet Jewelers Ltd.(c)	62,901	5,417,663
Steven Madden Ltd.	44,746	1,840,850
Vista Outdoor, Inc.(b)	27,315	1,053,813
		29,474,015
Consumer Staples-1.09%
Celsius Holdings, Inc.(b)	35,070	1,673,891
Energy-9.58%
Callon Petroleum Co.(b)(c)	20,915	1,034,038
CONSOL Energy, Inc.(b)	25,534	555,109
Green Plains, Inc.(b)(c)	31,348	957,368
Laredo Petroleum, Inc.(b)(c)	8,331	559,510
Matador Resources Co.	82,117	3,676,378
PDC Energy, Inc.	56,146	3,327,773
SM Energy Co.	140,976	4,625,423
		14,735,599
Financials-22.42%
Ameris Bancorp	39,842	1,964,609
Assured Guaranty Ltd.(c)	44,282	2,359,788
Axos Financial, Inc.(b)	36,348	1,871,922
B. Riley Financial, Inc.(c)	20,790	1,280,040
Bancorp, Inc. (The)(b)	37,222	1,109,960
Berkshire Hills Bancorp, Inc.	38,100	1,127,379
Brightsphere Investment Group, Inc.	30,961	668,138
Customers Bancorp, Inc.(b)	32,787	1,911,482
Donnelley Financial Solutions, Inc.(b)	35,321	1,314,648
Ellington Financial, Inc.	29,641	526,721
First Bancorp	137,644	2,002,720
First Bancorp/Southern Pines NC	15,047	660,714
Granite Point Mortgage Trust, Inc.	34,855	421,745
HCI Group, Inc.	3,833	260,146
Meta Financial Group, Inc.	26,048	1,548,814
Mr. Cooper Group, Inc.(b)	64,408	2,585,981
New York Mortgage Trust, Inc.	212,950	798,562
Northfield Bancorp, Inc.	24,905	392,503
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	9,723	$1,499,481
Ready Capital Corp.	31,807	452,932
ServisFirst Bancshares, Inc.(c)	31,375	2,662,796
Triumph Bancorp, Inc.(b)	23,575	2,062,341
Veritex Holdings, Inc.	30,424	1,221,524
Virtus Investment Partners, Inc.	4,594	1,202,158
Walker & Dunlop, Inc.	15,904	2,105,849
World Acceptance Corp.(b)(c)	2,390	451,662
		34,464,615
Health Care-16.37%
AMN Healthcare Services, Inc.(b)	25,798	2,614,369
AngioDynamics, Inc.(b)	43,768	946,702
Apollo Medical Holdings, Inc.(b)(c)	44,944	2,313,717
BioLife Solutions, Inc.(b)(c)	15,434	460,551
CorVel Corp.(b)	6,419	1,130,514
Cross Country Healthcare, Inc.(b)	22,838	491,245
Cutera, Inc.(b)(c)	16,960	617,514
Ensign Group, Inc. (The)	26,614	2,007,494
Fulgent Genetics, Inc.(b)(c)	9,135	583,453
Heska Corp.(b)(c)	7,751	1,066,383
Inogen, Inc.(b)	16,132	479,604
Joint Corp. (The)(b)(c)	17,170	927,867
ModivCare, Inc.(b)	7,083	821,132
Myriad Genetics, Inc.(b)	49,187	1,293,126
Omnicell, Inc.(b)	36,207	5,436,119
Organogenesis Holdings, Inc.(b)(c)	48,261	371,127
RadNet, Inc.(b)	25,876	666,307
Select Medical Holdings Corp.	64,393	1,495,849
Vericel Corp.(b)(c)	40,487	1,440,528
		25,163,601
Industrials-10.63%
Chart Industries, Inc.(b)(c)	19,072	2,324,305
EnPro Industries, Inc.	13,296	1,396,346
Forward Air Corp.	14,332	1,523,492
Granite Construction, Inc.	27,777	999,416
Heidrick & Struggles International, Inc.	13,938	610,066
Insteel Industries, Inc.	12,282	464,628
Korn Ferry	49,333	3,274,725
MYR Group, Inc.(b)	15,756	1,481,537
SPX FLOW, Inc.	23,150	1,995,530
Titan International, Inc.(b)	61,059	595,325
Veritiv Corp.(b)	12,054	1,121,986
Viad Corp.(b)	14,950	563,166
		16,350,522
Information Technology-8.92%
Agilysys, Inc.(b)	13,848	527,055
ExlService Holdings, Inc.(b)	22,894	2,759,185
Extreme Networks, Inc.(b)	72,559	920,774
Insight Enterprises, Inc.(b)(c)	26,597	2,504,108
Kulicke & Soffa Industries, Inc. (Singapore)(c)	38,149	2,086,369
Perficient, Inc.(b)	35,948	3,768,069
TTEC Holdings, Inc.	14,450	1,157,300
		13,722,860
Materials-5.15%
AdvanSix, Inc.	22,408	943,153
Allegheny Technologies, Inc.(b)	68,769	1,257,785
Haynes International, Inc.	6,692	251,753
Kraton Corp.(b)	19,538	906,172
Livent Corp.(b)(c)	109,149	2,511,519
Olympic Steel, Inc.	5,417	115,328
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
TimkenSteel Corp.(b)(c)	29,347	$411,738
Trinseo PLC(c)	28,272	1,513,683
		7,911,131
Real Estate-6.41%
Chatham Lodging Trust(b)(c)	25,864	343,215
Essential Properties Realty Trust, Inc.	70,037	1,859,482
Independence Realty Trust, Inc.	60,344	1,387,309
Innovative Industrial Properties, Inc.(c)	13,458	2,667,241
iStar, Inc.(c)	57,597	1,236,608
St. Joe Co. (The)	19,703	955,792
Tanger Factory Outlet Centers, Inc.	62,928	1,070,405
Urstadt Biddle Properties, Inc., Class A	16,887	332,505
		9,852,557
Total Common Stocks & Other Equity Interests (Cost $161,047,165)		153,838,441
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $171,368)	171,368	171,368
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $161,218,533)		154,009,809
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.80%
Invesco Private Government Fund, 0.02%(e)(f)(g)	10,515,621	$10,515,621
Invesco Private Prime Fund, 0.11%(e)(f)(g)	24,531,543	24,536,449
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,052,904)		35,052,070
TOTAL INVESTMENTS IN SECURITIES-122.97% (Cost $196,271,437)		189,061,879
OTHER ASSETS LESS LIABILITIES-(22.97)%		(35,312,324)
NET ASSETS-100.00%		$153,749,555

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$925,909	$1,703,635	$(2,458,176)	$-	$-	$171,368	$27
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,964,174	81,935,716	(88,384,269)	-	-	10,515,621	1,451*
Invesco Private Prime Fund	26,011,273	158,019,723	(159,488,737)	(834)	(4,976)	24,536,449	20,356*
Total	$43,901,356	$241,659,074	$(250,331,182)	$(834)	$(4,976)	$35,223,438	$21,834

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.00%
AMC Networks, Inc., Class A(b)(c)	139,580	$5,950,295
E.W. Scripps Co. (The), Class A	321,424	6,589,192
Gannett Co., Inc.(b)(c)	748,689	3,638,629
Scholastic Corp.	98,533	4,041,824
Thryv Holdings, Inc.(b)(c)	86,328	2,799,617
		23,019,557
Consumer Discretionary-16.34%
Abercrombie & Fitch Co., Class A(b)(c)	117,637	4,587,843
Adtalem Global Education, Inc.(b)(c)	109,744	3,228,668
Asbury Automotive Group, Inc.(b)(c)	35,317	5,684,978
Caleres, Inc.	149,439	3,583,547
Cato Corp. (The), Class A	292,799	4,837,040
Century Communities, Inc.	68,491	4,510,132
Conn’s, Inc.(b)	356,523	8,652,813
Ethan Allen Interiors, Inc.	180,309	4,545,590
Genesco, Inc.(b)(c)	88,759	5,709,866
G-III Apparel Group Ltd.(b)(c)	186,228	5,059,815
Group 1 Automotive, Inc.	36,155	6,139,481
Hibbett, Inc.(c)	52,946	3,264,121
MarineMax, Inc.(b)	84,421	3,972,852
ODP Corp. (The)(b)(c)	203,688	9,009,120
Patrick Industries, Inc.(c)	57,903	3,728,953
Rent-A-Center, Inc.(c)	66,231	2,791,637
Shoe Carnival, Inc.(c)	84,191	2,875,965
Signet Jewelers Ltd.	40,249	3,466,646
Unifi, Inc.(b)	252,621	4,802,325
Vista Outdoor, Inc.(b)	95,226	3,673,819
		94,125,211
Consumer Staples-4.72%
Andersons, Inc. (The)	241,401	9,197,378
Central Garden & Pet Co., Class A(b)	82,296	3,565,886
Fresh Del Monte Produce, Inc.	344,928	9,599,346
United Natural Foods, Inc.(b)	124,821	4,840,558
		27,203,168
Energy-3.52%
Civitas Resources, Inc.(c)	66,062	3,600,379
Oil States International, Inc.(b)	776,597	4,869,263
PBF Energy, Inc., Class A(b)(c)	501,787	7,948,306
US Silica Holdings, Inc.(b)(c)	401,233	3,831,775
		20,249,723
Financials-37.44%
Allegiance Bancshares, Inc.	105,067	4,626,100
Ameris Bancorp	85,294	4,205,847
Apollo Commercial Real Estate Finance, Inc.	361,286	4,931,554
ARMOUR Residential REIT, Inc.(c)	571,367	5,359,422
Assured Guaranty Ltd.	114,673	6,110,924
B. Riley Financial, Inc.	54,423	3,350,824
Banc of California, Inc.(c)	164,717	3,182,332
BankUnited, Inc.	98,147	4,097,637
Banner Corp.	67,860	4,214,785
Berkshire Hills Bancorp, Inc.	148,572	4,396,246
Brightsphere Investment Group, Inc.	138,968	2,998,929
Brookline Bancorp, Inc.	243,317	4,160,721
Central Pacific Financial Corp.	132,034	3,842,189
Customers Bancorp, Inc.(b)(c)	65,264	3,804,891
Eagle Bancorp, Inc.	63,231	3,791,963
Ellington Financial, Inc.	333,695	5,929,760
Encore Capital Group, Inc.(b)(c)	91,120	5,877,240
Enova International, Inc.(b)	141,998	5,719,679
	Shares	Value
Financials-(continued)
EZCORP, Inc., Class A(b)(c)	817,014	$4,877,574
FB Financial Corp.	79,462	3,537,648
First Bancorp	275,704	4,011,493
First Bancorp/Southern Pines NC	76,966	3,379,577
First Commonwealth Financial Corp.	239,130	3,959,993
First Financial Bancorp	186,134	4,692,438
First Hawaiian, Inc.	132,273	3,749,940
Flagstar Bancorp, Inc.	134,038	6,065,220
Granite Point Mortgage Trust, Inc.	463,165	5,604,297
Hanmi Financial Corp.	193,107	5,190,716
Hilltop Holdings, Inc.	151,490	5,003,715
HomeStreet, Inc.	75,515	3,681,356
Hope Bancorp, Inc.	346,396	5,802,133
Independent Bank Group, Inc.	51,322	3,896,366
KKR Real Estate Finance Trust, Inc.(c)	193,124	4,121,266
Mr. Cooper Group, Inc.(b)	165,836	6,658,315
New York Mortgage Trust, Inc.	1,412,260	5,295,975
Northfield Bancorp, Inc.	225,258	3,550,066
OFG Bancorp	171,319	4,740,397
Pacific Premier Bancorp, Inc.	91,542	3,501,482
PennyMac Mortgage Investment Trust	261,647	4,662,550
Provident Financial Services, Inc.	176,501	4,266,029
Ready Capital Corp.	299,389	4,263,299
Redwood Trust, Inc.	389,314	4,800,242
Renasant Corp.(c)	123,505	4,542,514
S&T Bancorp, Inc.	143,591	4,424,039
Simmons First National Corp., Class A(c)	141,109	4,035,717
Stewart Information Services Corp.	68,971	4,926,599
United Community Banks, Inc.(c)	97,982	3,467,583
WSFS Financial Corp.	81,951	4,292,593
		215,602,175
Health Care-3.95%
Allscripts Healthcare Solutions, Inc.(b)(c)	296,112	5,987,384
Community Health Systems, Inc.(b)	586,614	7,444,132
Fulgent Genetics, Inc.(b)(c)	44,962	2,871,723
Innoviva, Inc.(b)(c)	204,527	3,278,568
Select Medical Holdings Corp.	135,941	3,157,909
		22,739,716
Industrials-13.76%
AAR Corp.(b)(c)	134,023	5,397,106
Atlas Air Worldwide Holdings, Inc.(b)(c)	77,782	6,248,228
Boise Cascade Co.	104,980	7,371,696
DXP Enterprises, Inc.(b)	128,734	3,675,356
Encore Wire Corp.	28,676	3,231,498
GMS, Inc.(b)	55,545	2,842,793
Granite Construction, Inc.(c)	98,652	3,549,499
Greenbrier Cos., Inc. (The)	110,204	4,447,833
Hub Group, Inc., Class A(b)	42,107	3,188,342
Interface, Inc.	211,507	2,804,583
Matson, Inc.	48,851	4,770,789
Matthews International Corp., Class A	93,889	3,297,382
Mueller Industries, Inc.	61,105	3,156,684
Resideo Technologies, Inc.(b)	153,053	3,792,653
Resources Connection, Inc.	219,305	3,822,486
Titan International, Inc.(b)	651,906	6,356,084
TrueBlue, Inc.(b)	167,743	4,461,964
UFP Industries, Inc.	41,022	3,276,017
Veritiv Corp.(b)	38,411	3,575,296
		79,266,289
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-3.05%
Insight Enterprises, Inc.(b)(c)	45,426	$4,276,858
Sanmina Corp.(b)	167,819	6,346,915
ScanSource, Inc.(b)	222,151	6,926,668
		17,550,441
Materials-10.01%
AdvanSix, Inc.	84,267	3,546,798
Koppers Holdings, Inc.(b)	181,047	5,409,684
Mercer International, Inc. (Germany)	540,588	6,568,144
Olympic Steel, Inc.	518,727	11,043,698
Rayonier Advanced Materials, Inc.(b)(c)	1,945,818	12,122,446
SunCoke Energy, Inc.	959,132	6,570,054
TimkenSteel Corp.(b)(c)	418,049	5,865,228
Trinseo PLC(c)	122,449	6,555,920
		57,681,972
Real Estate-3.12%
Office Properties Income Trust	172,223	4,388,242
Realogy Holdings Corp.(b)	615,372	10,153,638
Whitestone REIT	334,142	3,411,590
		17,953,470
Total Common Stocks & Other Equity Interests (Cost $571,002,473)		575,391,722
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $653,409)	653,409	653,409
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $571,655,882)		576,045,131
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.89%
Invesco Private Government Fund, 0.02%(d)(e)(f)	18,368,320	$18,368,320
Invesco Private Prime Fund, 0.11%(d)(e)(f)	44,324,225	44,333,088
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,701,642)		62,701,408
TOTAL INVESTMENTS IN SECURITIES-110.91% (Cost $634,357,524)		638,746,539
OTHER ASSETS LESS LIABILITIES-(10.91)%		(62,817,251)
NET ASSETS-100.00%		$575,929,288

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$166,691	$27,985,153	$(27,498,435)	$-	$-	$653,409	$93
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,258,766	$112,470,620	$(104,361,066)	$-	$-	$18,368,320	$1,782*
Invesco Private Prime Fund	15,388,149	221,311,463	(192,358,331)	(234)	(7,959)	44,333,088	23,903*
Total	$25,813,606	$361,767,236	$(324,217,832)	$(234)	$(7,959)	$63,354,817	$25,778

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-4.31%
Garmin Ltd.	29,401	$3,658,073
Gentex Corp.	36,026	1,131,216
Genuine Parts Co.	21,758	2,898,818
Mohawk Industries, Inc.(b)	10,143	1,601,276
		9,289,383
Energy-3.67%
Cosan S.A., ADR (Brazil)(c)	60,990	1,086,232
ONEOK, Inc.	68,109	4,132,854
Pembina Pipeline Corp. (Canada)	85,071	2,701,004
		7,920,090
Financials-10.84%
Arch Capital Group Ltd.(b)	59,400	2,751,408
Assurant, Inc.	8,777	1,338,580
CNA Financial Corp.(c)	41,567	1,908,341
East West Bancorp, Inc.	21,286	1,837,833
Invesco Ltd.(d)	68,374	1,549,355
LPL Financial Holdings, Inc.	12,179	2,098,685
Lufax Holding Ltd., ADR (China)(b)(c)	393,957	1,957,967
Prosperity Bancshares, Inc.	14,141	1,035,828
Rocket Cos., Inc., Class A(c)	313,053	3,956,990
Selective Insurance Group, Inc.	9,288	732,823
Synovus Financial Corp.	21,747	1,082,131
W.R. Berkley Corp.	27,244	2,302,118
Wintrust Financial Corp.	8,532	836,733
		23,388,792
Health Care-18.24%
Amedisys, Inc.(b)	4,754	642,265
AmerisourceBergen Corp.	31,800	4,331,160
AMN Healthcare Services, Inc.(b)	7,533	763,394
Cardinal Health, Inc.	42,973	2,216,118
Catalent, Inc.(b)	26,215	2,724,525
Charles River Laboratories International, Inc.(b)	7,799	2,571,798
Chemed Corp.	2,413	1,131,480
DENTSPLY SIRONA, Inc.	32,950	1,760,189
Globus Medical, Inc., Class A(b)	14,947	997,413
Hologic, Inc.(b)	41,426	2,909,762
Horizon Therapeutics PLC(b)	34,659	3,234,725
Laboratory Corp. of America Holdings(b)	15,478	4,200,110
Molina Healthcare, Inc.(b)	8,682	2,521,947
QIAGEN N.V.(b)	36,742	1,818,362
Royalty Pharma PLC, Class A	92,845	3,714,729
Zimmer Biomet Holdings, Inc.	31,091	3,824,815
		39,362,792
Industrials-22.30%
AECOM	21,836	1,509,523
AerCap Holdings N.V. (Ireland)(b)	18,678	1,176,714
AGCO Corp.	11,279	1,321,899
Allegion PLC	13,656	1,676,001
Booz Allen Hamilton Holding Corp.	20,617	1,581,942
CACI International, Inc., Class A(b)	3,554	879,473
Carlisle Cos., Inc.	7,941	1,774,337
Crane Co.	8,688	899,295
Donaldson Co., Inc.	18,794	1,046,074
Dover Corp.	21,648	3,678,212
Fortive Corp.	54,407	3,837,870
Graco, Inc.	25,734	1,867,259
Hubbell, Inc.	8,432	1,579,229
IDEX Corp.	11,613	2,501,905
	Shares	Value
Industrials-(continued)
ITT, Inc.	12,873	$1,183,286
J.B. Hunt Transport Services, Inc.	15,781	3,038,474
Jacobs Engineering Group, Inc.	19,695	2,563,895
Leidos Holdings, Inc.	21,559	1,928,453
Lincoln Electric Holdings, Inc.	8,868	1,133,685
Nordson Corp.	8,938	2,078,442
Oshkosh Corp.	10,137	1,153,692
PACCAR, Inc.	52,660	4,896,853
Sensata Technologies Holding PLC(b)(c)	23,578	1,352,434
Stericycle, Inc.(b)(c)	13,780	809,437
Toro Co. (The)	15,799	1,525,867
XPO Logistics, Inc.(b)	16,928	1,120,126
		48,114,377
Information Technology-10.84%
CDW Corp.	19,784	3,740,165
Concentrix Corp.	7,693	1,546,216
Dolby Laboratories, Inc., Class A	15,521	1,363,520
FleetCor Technologies, Inc.(b)	12,249	2,918,447
Flex Ltd.(b)	70,565	1,141,742
Littelfuse, Inc.	3,674	991,870
Skyworks Solutions, Inc.	25,517	3,738,751
TD SYNNEX Corp.	14,091	1,473,496
Teledyne Technologies, Inc.(b)	7,090	2,987,939
Trimble, Inc.(b)	38,441	2,773,902
Vontier Corp.	25,450	715,399
		23,391,447
Materials-12.11%
AptarGroup, Inc.	9,877	1,158,572
Avery Dennison Corp.	12,521	2,572,064
Axalta Coating Systems Ltd.(b)	34,063	1,008,605
CF Industries Holdings, Inc.	29,719	2,046,748
Eastman Chemical Co.	20,853	2,480,047
Element Solutions, Inc.	37,259	836,092
FMC Corp.	18,990	2,095,926
Franco-Nevada Corp. (Canada)(c)	30,474	4,031,405
Kirkland Lake Gold Ltd. (Canada)	42,247	1,591,445
Mosaic Co. (The)	54,244	2,167,048
RPM International, Inc.	19,928	1,765,820
Sealed Air Corp.	22,616	1,536,079
Wheaton Precious Metals Corp. (Brazil)(c)	70,315	2,835,101
		26,124,952
Real Estate-2.96%
Duke Realty Corp.	59,145	3,417,398
Healthpeak Properties, Inc.	84,160	2,976,739
		6,394,137
Utilities-14.71%
AES Corp. (The)	104,671	2,321,603
Alliant Energy Corp.	39,676	2,375,005
Avangrid, Inc.(c)	60,544	2,828,616
CMS Energy Corp.	46,499	2,993,606
DTE Energy Co.	30,677	3,694,431
Edison International	59,994	3,767,023
Evergy, Inc.	36,038	2,341,029
Fortis, Inc. (Canada)(c)	74,715	3,551,204
IDACORP, Inc.	8,002	881,980
MDU Resources Group, Inc.	30,775	903,862
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	31,309	$1,187,237
WEC Energy Group, Inc.	50,510	4,901,490
		31,747,086
Total Common Stocks & Other Equity Interests (Cost $208,645,170)		215,733,056
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $285,798)	285,798	285,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $208,930,968)		216,018,854
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.26%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,698,526	$4,698,526
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,961,035	10,963,227
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,662,215)		15,661,753
TOTAL INVESTMENTS IN SECURITIES-107.37% (Cost $224,593,183)		231,680,607
OTHER ASSETS LESS LIABILITIES-(7.37)%		(15,911,744)
NET ASSETS-100.00%		$215,768,863

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$-	$1,669,668	$(7,166)	$(113,261)	$114	$1,549,355	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	326,529	11,183,083	(11,223,814)	-	-	285,798	67
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	820,751	37,913,018	(34,035,243)	-	-	4,698,526	453*
Invesco Private Prime Fund	1,231,126	71,296,626	(61,562,222)	(462)	(1,841)	10,963,227	5,894*
Total	$2,378,406	$122,062,395	$(106,828,445)	$(113,723)	$(1,727)	$17,496,906	$6,414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.50%
Communication Services-2.89%
Mobile TeleSystems PJSC, ADR (Russia)	152,380	$1,164,183
Telefonica S.A., ADR (Spain)(b)	263,256	1,216,243
ViacomCBS, Inc., Class B	38,006	1,271,301
		3,651,727
Consumer Discretionary-5.52%
Best Buy Co., Inc.	10,827	1,074,904
Big 5 Sporting Goods Corp.(b)	32,875	647,309
Camping World Holdings, Inc., Class A(b)	18,549	615,827
Foot Locker, Inc.	16,898	755,003
H&R Block, Inc.	16,527	377,807
LCI Industries	2,660	327,632
M.D.C. Holdings, Inc.	8,305	420,980
Magna International, Inc. (Canada)(b)	10,206	822,706
Polaris, Inc.(b)	6,886	775,295
Rent-A-Center, Inc.(b)	8,975	378,296
Whirlpool Corp.(b)	3,643	765,722
		6,961,481
Consumer Staples-1.74%
Bunge Ltd.	9,069	896,561
Kroger Co. (The)	29,696	1,294,449
		2,191,010
Energy-15.30%
Alliance Resource Partners L.P.	101,906	1,373,693
Black Stone Minerals L.P.	98,712	1,126,304
BP PLC, ADR (United Kingdom)(b)	23,761	734,690
China Petroleum & Chemical Corp., ADR (China)	26,180	1,363,978
Crestwood Equity Partners L.P.	44,112	1,212,198
DCP Midstream L.P.	24,437	694,255
Diamondback Energy, Inc.	11,058	1,395,077
Energy Transfer L.P.	103,639	991,825
Enterprise Products Partners L.P.	49,723	1,175,452
Genesis Energy L.P.	58,267	657,834
MPLX L.P.	41,885	1,374,666
NuStar Energy L.P.	89,870	1,508,019
PetroChina Co. Ltd., ADR (China)	24,575	1,216,217
Petroleo Brasileiro S.A., ADR (Brazil)	82,552	1,102,069
Plains All American Pipeline L.P.	94,787	1,020,856
Shell PLC, ADR (Netherlands)	13,423	689,942
TotalEnergies SE, ADR (France)	13,003	738,570
Western Midstream Partners L.P.	39,302	936,960
		19,312,605
Financials-29.22%
Aflac, Inc.	22,161	1,392,154
Allstate Corp. (The)	11,009	1,328,456
Ally Financial, Inc.	16,867	804,893
B. Riley Financial, Inc.	5,245	322,935
Bank of New York Mellon Corp. (The)	21,439	1,270,475
Bank OZK	8,835	413,920
BankUnited, Inc.	9,819	409,943
BOK Financial Corp.(b)	3,934	403,432
Cadence Bank	26,817	835,886
Chimera Investment Corp.	46,560	675,120
Citigroup, Inc.	18,773	1,222,498
CNO Financial Group, Inc.	17,340	432,460
Equitable Holdings, Inc.	24,929	838,612
Fidelity National Financial, Inc.	16,008	806,003
Fifth Third Bancorp	28,327	1,264,234
First American Financial Corp.	5,476	408,017
First Bancorp	28,722	417,905
	Shares	Value
Financials-(continued)
Goldman Sachs Group, Inc. (The)	3,166	$1,122,917
Hancock Whitney Corp.	7,998	421,655
HSBC Holdings PLC, ADR (United Kingdom)(b)	19,203	683,051
ING Groep N.V., ADR (Netherlands)(b)	42,484	628,763
Invesco Ltd.(c)	34,507	781,929
Jefferies Financial Group, Inc.	21,067	771,895
JPMorgan Chase & Co.	7,564	1,124,010
Lincoln National Corp.	11,810	826,464
MetLife, Inc.	20,174	1,352,868
MGIC Investment Corp.	27,813	422,201
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)(b)	90,555	551,480
Morgan Stanley	12,497	1,281,442
Navient Corp.	40,903	712,939
OneMain Holdings, Inc.	16,480	851,357
PacWest Bancorp	8,548	396,884
PNC Financial Services Group, Inc. (The)	6,053	1,246,857
Popular, Inc.	4,879	435,060
Radian Group, Inc.	19,475	436,045
Regions Financial Corp.	51,398	1,179,070
South State Corp.	5,119	432,095
State Street Corp.	12,857	1,214,986
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	95,450	686,285
T. Rowe Price Group, Inc.	6,081	939,089
Travelers Cos., Inc. (The)	7,942	1,319,802
Truist Financial Corp.	20,089	1,261,991
United Community Banks, Inc.	11,458	405,499
Unum Group	33,033	838,377
Virtu Financial, Inc., Class A(b)	14,599	451,547
Zions Bancorporation N.A.	12,483	846,597
		36,870,098
Health Care-4.48%
Bristol-Myers Squibb Co.	22,241	1,443,218
Cigna Corp.	5,996	1,381,838
CVS Health Corp.	13,631	1,451,838
Premier, Inc., Class A	10,699	408,916
Viatris, Inc.	64,538	966,134
		5,651,944
Industrials-2.93%
Allison Transmission Holdings, Inc.	11,218	426,172
Danaos Corp. (Greece)	5,844	534,726
L3Harris Technologies, Inc.	5,778	1,209,278
Ryder System, Inc.	9,679	708,406
Snap-on, Inc.	3,906	813,424
		3,692,006
Information Technology-1.33%
Avnet, Inc.	10,828	437,018
Intel Corp.	25,383	1,239,198
		1,676,216
Materials-5.18%
Chemours Co. (The)	25,894	846,993
Gerdau S.A., ADR (Brazil)	274,028	1,433,166
Huntsman Corp.	25,520	914,382
LyondellBasell Industries N.V., Class A	13,797	1,334,584
Ternium S.A., ADR (Mexico)	7,900	318,212
Trinseo PLC(b)	8,125	435,012
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
WestRock Co.	17,982	$830,049
Worthington Industries, Inc.	7,804	422,821
		6,535,219
Real Estate-8.99%
Alexander & Baldwin, Inc.	13,968	320,566
American Assets Trust, Inc.	7,540	271,214
Brixmor Property Group, Inc.	50,466	1,279,818
Broadstone Net Lease, Inc.	23,641	546,343
Centerspace	2,772	264,393
City Office REIT, Inc.	16,902	301,363
Essential Properties Realty Trust, Inc.	21,819	579,294
Federal Realty Investment Trust	9,589	1,222,502
Life Storage, Inc.	9,360	1,263,132
National Storage Affiliates Trust	16,944	1,043,073
Simon Property Group, Inc.	7,470	1,099,584
SITE Centers Corp.	44,277	655,742
UDR, Inc.	21,895	1,244,512
Welltower, Inc.	14,512	1,257,174
		11,348,710
Utilities-2.92%
Cia Paranaense de Energia, ADR (Brazil)(b)	241,247	1,582,580
NRG Energy, Inc.	22,605	902,618
Suburban Propane Partners L.P.	80,913	1,199,940
		3,685,138
Total Common Stocks & Other Equity Interests (Cost $92,707,446)		101,576,154

Closed-End Funds-9.65%
Aberdeen Total Dynamic Dividend Fund	73,787	733,443
Allspring Income Opportunities Fund	48,373	398,110
Ares Dynamic Credit Allocation Fund, Inc.	29,251	456,608
Barings Global Short Duration High Yield Fund	17,198	279,467
Blackstone Strategic Credit Fund(b)	40,215	540,490
DoubleLine Income Solutions Fund(b)	84,931	1,330,019
DoubleLine Yield Opportunities Fund(b)	37,150	669,071
Eaton Vance Limited Duration Income Fund	105,268	1,293,744
First Trust Senior Floating Rate Income Fund II	34,168	413,433
GAMCO Global Gold Natural Resources & Income Trust(b)	187,031	690,144
Highland Income Fund	94,326	1,058,338
KKR Income Opportunities Fund	17,021	269,272
Nuveen Floating Rate Income Fund	75,178	776,589
Nuveen Global High Income Fund	16,853	255,829
Nuveen Preferred & Income Opportunities Fund	66,907	614,875
PGIM Global High Yield Fund, Inc.	41,640	600,449
PGIM High Yield Bond Fund, Inc.(b)	30,075	465,561
Templeton Emerging Markets Income Fund	66,755	485,309
Western Asset Emerging Markets Debt Fund, Inc.	48,143	570,976
Western Asset High Income Opportunity Fund, Inc.(b)	56,746	270,678
Total Closed-End Funds (Cost $12,514,359)		12,172,405
	Shares	Value
Preferred Stocks-9.64%
Financials-8.51%
Arch Capital Group Ltd., Series G, Pfd., 4.55%	20,677	$500,177
Bank of America Corp., Series L, Conv. Pfd., 7.25%	976	1,374,208
Bank of Hawaii Corp., Series A, Pfd., 4.38%	12,823	302,879
Capital One Financial Corp., Series L, Pfd., 4.38%	52,583	1,210,986
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	46,365	1,128,988
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	54,641	1,338,704
Prospect Capital Corp., Series A, Pfd., 5.35%	20,911	425,748
Silvergate Capital Corp., Series A, Pfd., 5.38%	32,705	759,083
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	926	1,318,726
Wells Fargo & Co., Series Z, Pfd., 4.75%	54,194	1,346,179
Wells Fargo & Co., Series CC, Pfd., 4.38%(b)	44,314	1,040,936
		10,746,614
Utilities-1.13%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	13,968	1,425,016
Total Preferred Stocks (Cost $12,658,748)		12,171,630
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $336,151)	336,151	336,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $118,216,704)		126,256,340
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.52%
Invesco Private Government Fund, 0.02%(c)(d)(e)	3,181,336	3,181,336
Invesco Private Prime Fund, 0.11%(c)(d)(e)	7,564,280	7,565,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,747,434)		10,747,129
TOTAL INVESTMENTS IN SECURITIES-108.57% (Cost $128,964,138)		137,003,469
OTHER ASSETS LESS LIABILITIES-(8.57)%		(10,815,968)
NET ASSETS-100.00%		$126,187,501

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$978,426	$894,864	$(904,883)	$(247,235)	$60,757	$781,929	$20,389
Invesco Mortgage Capital, Inc.	1,031,772	327,604	(1,217,024)	20,346	(162,698)	-	-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	152,455	7,397,923	(7,214,227)	-	-	336,151	64
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,861,838	29,213,351	(32,893,853)	-	-	3,181,336	333*
Invesco Private Prime Fund	10,292,757	60,397,493	(63,122,734)	(305)	(1,418)	7,565,793	4,692*
Total	$19,317,248	$98,231,235	$(105,352,721)	$(227,194)	$(103,359)	$11,865,209	$25,478

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022, for each Fund (except for S&P 500 Value with Momentum ETF). As of January 31, 2022, all of the securities in S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$746,026,400	$-	$-	$746,026,400
Money Market Funds	700,616	47,270,512	-	47,971,128
Total Investments	$746,727,016	$47,270,512	$-	$793,997,528
Invesco Dynamic Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$835,389,307	$-	$-	$835,389,307
Money Market Funds	-	3,259,200	-	3,259,200
Total Investments	$835,389,307	$3,259,200	$-	$838,648,507
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,892,605	$-	$-	$121,892,605
Money Market Funds	26,808	1,110,839	-	1,137,647
Total Investments	$121,919,413	$1,110,839	$-	$123,030,252
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$837,134,821	$-	$-	$837,134,821
Money Market Funds	171,097	8,858,646	-	9,029,743
Total Investments	$837,305,918	$8,858,646	$-	$846,164,564
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$842,907,571	$-	$-	$842,907,571
Money Market Funds	212,974	120,256,778	-	120,469,752
Total Investments	$843,120,545	$120,256,778	$-	$963,377,323

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,015,370	$-	$-	$320,015,370
Money Market Funds	170,590	40,197,090	-	40,367,680
Total Investments	$320,185,960	$40,197,090	$-	$360,383,050
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$216,601,646	$-	$-	$216,601,646
Money Market Funds	256,708	16,817,793	-	17,074,501
Total Investments	$216,858,354	$16,817,793	$-	$233,676,147
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$153,838,441	$-	$-	$153,838,441
Money Market Funds	171,368	35,052,070	-	35,223,438
Total Investments	$154,009,809	$35,052,070	$-	$189,061,879
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$575,391,722	$-	$-	$575,391,722
Money Market Funds	653,409	62,701,408	-	63,354,817
Total Investments	$576,045,131	$62,701,408	$-	$638,746,539
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$215,733,056	$-	$-	$215,733,056
Money Market Funds	285,798	15,661,753	-	15,947,551
Total Investments	$216,018,854	$15,661,753	$-	$231,680,607
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,576,154	$-	$-	$101,576,154
Closed-End Funds	12,172,405	-	-	12,172,405
Preferred Stocks	12,171,630	-	-	12,171,630
Money Market Funds	336,151	10,747,129	-	11,083,280
Total Investments	$126,256,340	$10,747,129	$-	$137,003,469